Long -Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 $1.3 Billion Revolving Credit Facility [Member]	Dec. 31, 2010 $1.3 Billion Revolving Credit Facility [Member]	Aug. 08, 2005 $1.3 Billion Revolving Credit Facility [Member]	Dec. 31, 2011 $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 $365.0 Million Revolving Credit Facility [Member]	May 19, 2006 $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $218.4 Million Credit Facility [Member]	Dec. 31, 2010 $218.4 Million Credit Facility [Member]	Oct. 16, 2006 $218.4 Million Credit Facility [Member]	Dec. 31, 2011 $920.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 $920.0 Million Revolving Credit Facility [Member]	Aug. 08, 2007 $920.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $291.2 Million Credit Facility [Member]	Mar. 17, 2008 $291.2 Million Credit Facility [Member]	Dec. 31, 2011 $291.2 Million Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 $291.2 Million Credit Facility [Member] Term Loan [Member]	Dec. 31, 2011 $235.3 Million Credit Facility [Member]	Dec. 31, 2010 $235.3 Million Credit Facility [Member]	Mar. 31, 2008 $235.3 Million Credit Facility [Member]	Dec. 31, 2011 $53.0 Million Term Loan Credit Facility [Member]	Oct. 31, 2011 $53.0 Million Term Loan Credit Facility [Member]	Dec. 31, 2011 $15.0 Million Term Loan [Member]	Aug. 08, 2011 $15.0 Million Term Loan [Member]	Dec. 31, 2011 $150.0 Million Credit Facility [Member]	Dec. 31, 2010 $150.0 Million Credit Facility [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility 2011 Series [Member]	Sep. 30, 2011 $150.0 Million Revolving Credit Facility 2011 Series [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility			$ 1,032,745,000	$ 1,032,745,000	$ 1,300,000,000	$ 323,200,000	$ 323,566,000	$ 365,000,000	$ 217,661,000	$ 217,661,000	$ 218,400,000	$ 890,257,000	$ 718,723,000	$ 920,000,000		$ 202,026,000	$ 291,200,000			$ 182,168,000	$ 104,076,000	$ 235,300,000	$ 53,000,000	$ 53,000,000	$ 15,000,000	$ 15,000,000			$ 79,672,000	$ 150,000,000
Long-term debt	2,995,729,000	2,396,771,000
Current portion	(81,482,000)
Long-term debt, excluding current portion	2,914,247,000	2,396,771,000
Credit facility			$ 1,300,000,000			$ 365,000,000			$ 218,400,000			$ 920,000,000			$ 150,000,000	$ 291,200,000		$ 58,240,000	$ 232,960,000	$ 235,300,000			$ 53,000,000		$ 15,000,000		$ 150,000,000